Consolidated Statements of Changes in Equity - EUR (€)	Equity attributable to owners of parent	Share Capital	Subscribed Capital	Capital Reserve..	(Accumulated Deficit) / Retained Earnings	Currency Translation Reserve	Non-Controlling Interests	Total
Equity at beginning of period at Dec. 31, 2018	€ 11,307,656		€ 73,327	€ 6,996,516	€ 4,307,428	€ (69,615)	€ 1,794,790	€ 13,102,446
Net (loss) | As Reported								(13,357,637)
Net (loss)	(14,419,176)				(14,419,176)		(1,598,453)	(16,017,629)
Foreign currency translation effect	31,395					31,395	85,321	116,717
Comprehensive loss | As Reported								(13,240,920)
Comprehensive loss	(14,387,781)				(14,419,176)	31,395	(1,513,132)	(15,900,912)
Issue of share capital upon formation	100,000	€ 100,000						100,000
Effect of contribution in kind		2,900,000	€ (73,327)	(2,826,673)
Equity at end of period (As Reported) at Dec. 31, 2019								1,082,279
Equity at end of period at Dec. 31, 2019	(2,980,126)	3,000,000		4,169,843	(10,111,748)	(38,221)	281,658	(2,698,468)
Net (loss) | As Reported								(3,611,444)
Net (loss)	(4,919,484)				(4,919,484)		5,584	(4,913,900)
Foreign currency translation effect	(338,955)					(338,955)	(10,339)	(349,294)
Comprehensive loss | As Reported								(3,960,738)
Comprehensive loss	(5,258,439)				(4,919,484)	(338,955)	(4,755)	(5,263,194)
Issue of share capital upon formation	90,844,618	1,530,701		89,313,917				90,844,618
Transaction costs	(4,977,734)			(4,977,734)				(4,977,734)
Equity at end of period (As Reported) at Dec. 31, 2020								77,905,223
Equity at end of period at Dec. 31, 2020	77,628,319	4,530,701		88,506,026	(15,031,232)	(377,176)	276,904	77,905,223
Net (loss)	(11,756,084)				(11,756,084)		248,065	(11,508,019)
Foreign currency translation effect	(874,224)					(874,224)	(9,579)	(883,802)
Comprehensive loss	(12,630,308)				(11,756,084)	(874,224)	238,486	(12,391,821)
Equity at end of period at Dec. 31, 2021	€ 64,998,011	€ 4,530,701		€ 88,506,026	€ (26,787,316)	€ (1,251,400)	€ 515,390	€ 65,513,401